Employee Benefit Plans (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets	$ 1,775,000,000		$ 1,775,000,000			$ 1,691,000,000	$ 2,180,000,000
Earning period						3 years
Number of OPEB plans | item						2
Rolling period						4 years
Percentage of gains and losses						25.00%
Second pool representation of total investments, percentage						28.00%
Cash contributions						$ 123,000,000	180,000,000	$ 35,000,000
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions						$ 19,000,000	17,000,000	15,000,000
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item						1,044
Discount rate			4.16%
Expected return on plan assets			5.43%
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets						$ 1,018,000,000	1,215,000,000
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			4.40%
Expected return on plan assets			5.29%
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss					$ 26,000,000
Amortization of prior service cost					0
Defined Benefit Pension Plans [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss					3,000,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain						232,000,000	(201,000,000)
Net gain (loss)						(67,000,000)	11,000,000	(41,000,000)
Expected return on assets	30,000,000	$ 30,000,000	$ 60,000,000	$ 60,000,000		120,000,000	115,000,000	122,000,000
Unfunded liability						(913,000,000)	(900,000,000)
Increase (decrease) in projected benefit obligation					(20,000,000)
Amortization of net loss	(8,000,000)	(12,000,000)	(15,000,000)	(24,000,000)		(49,000,000)	$ (45,000,000)	$ (41,000,000)
Expected funding, 2019						41,000,000
Expected funding, 2019 to 2023						$ 538,000,000
Discount rate						3.54%	4.05%	4.30%
Expected return on plan assets						5.11%	5.17%	5.54%
Cash contributions			12,000,000			$ 82,000,000	$ 149,000,000	$ 4,000,000
Additional cash contributions	29,000,000		29,000,000
Additional cash contributions, next five years			538,000,000
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain						196,000,000	(154,000,000)
Net gain (loss)						177,000,000	(139,000,000)	(10,000,000)
Expected return on assets	2,000,000	2,000,000	4,000,000	4,000,000		9,000,000	8,000,000	9,000,000
Unfunded liability						$ (874,000,000)	(1,049,000,000)
Increase (decrease) in projected benefit obligation					38,000,000
Number of corporate bonds | item						377
Amortization of net loss	(5,000,000)	(14,000,000)	(9,000,000)	(28,000,000)	19,000,000	$ (57,000,000)	(32,000,000)	(35,000,000)
Amortization of prior service cost	(5,000,000)	$ (7,000,000)	$ (10,000,000)	$ (14,000,000)	19,000,000	(30,000,000)	$ (20,000,000)	$ (20,000,000)
Expected funding, 2019						35,000,000
Expected funding, 2019 to 2023						$ 179,000,000
Discount rate			4.41%			3.73%	4.35%	4.60%
Expected return on plan assets			6.19%			6.20%	6.10%	6.30%
Cash contributions			$ 18,000,000			$ 41,000,000	$ 31,000,000	$ 31,000,000
Additional cash contributions	$ 17,000,000		17,000,000
Additional cash contributions, next five years			$ 179,000,000
OPEB Plan [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss					0
Amortization of prior service cost					$ 0
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer						100.00%
Percentage of employee's contribution matched 100% by employer						6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer						75.00%
Percentage of employee's contribution matched 100% by employer						6.00%